Share capital (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) share $ / shares shares	Dec. 31, 2019 CAD ($) share $ / shares shares
Disclosure of classes of share capital [line items]
Acquisition of the San Antonio gold project (Shares) | shares	1,011,374
Private placements (shares) | shares	7,727,273
Exercise of share options and shares issued under the share purchase plan	$ 7,835	$ 21,783
Common shares acquired and cancelled through share repurchase | shares		12,385,717
Amount of Common shares acquired and cancelled through share repurchase		$ 174,639
NCIB description	In December 2020, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the 2020 NCIB program, Osisko may acquire up to 14,610,718 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX.	In December 2019, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the 2019 NCIB program, Osisko could acquire up to 13,681,732 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX.
Daily purchases of common shares, limit | shares	138,366	126,674
Average daily trading volume | shares	553,464	506,698
Purchased of cancellation share under 2019 NCIB program | shares	429,722
Purchased of cancellation shares value under 2019 NCIB program	$ 3,900
Purchased of cancellation share under 2018 NCIB program | shares		983,900
Purchased of cancellation shares value under 2018 NCIB program		$ 11,800
Average acquisition price per share | $ / shares	$ 9.15	$ 12.02
Accordion feature	$ 100,000	$ 100,000
Share capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | share	167,165,341
Amount of Common shares acquired and cancelled through share repurchase		$ 128,516
San Antonio gold project [Member] | Private placements [Member]
Disclosure of classes of share capital [line items]
Acquisition of the San Antonio gold project (Shares) | shares	1,011,374
Acquisition of the San Antonio gold project	$ 15,800
Osisko Development Corp [Member]
Disclosure of classes of share capital [line items]
Shares to be issued	$ 73,900
Osisko Development Corp [Member] | Bought deal private placement [Member]
Disclosure of classes of share capital [line items]
Number of share subscriptions issued in a private placement | shares	13,350,000
Subscription price per share | $ / shares	$ 7.50
Exercise of share options and shares issued under the share purchase plan	$ 100,100
Exercise price of warrants granted | $ / shares	$ 10.00
Share issue expenses	$ 3,600
Share issue expenses net of income taxes	$ 2,600
Osisko Development Corp [Member] | Brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | share	5,367,050
Number of units issued during period | shares	5,367,050
Subscription price per share | $ / shares	$ 7.50
Exercise of share options and shares issued under the share purchase plan	$ 40,200
Exercise price of warrants granted | $ / shares	$ 10.00
Share issue expenses	$ 2,100
Share issue expenses net of income taxes	$ 1,600
Units issued, price per unit | $ / shares	$ 7.50
CDP Investissements Inc. [Member] | Private placements [Member]
Disclosure of classes of share capital [line items]
Private placements (shares) | shares	7,727,273
Price per share issued | $ / shares	$ 11.00
Exercise of share options and shares issued under the share purchase plan	$ 85,000
Dividend reinvestment plan [Member]
Disclosure of classes of share capital [line items]
Common shares elected to participate in dividend reinvestment plan | shares	11,525,456
Dividends payable	$ 600
Shares issued under dividend reinvestment plan | shares	268,173	198,609
Discount under dividend reinvestment plan	3.00%	3.00%
Dividend reinvestment plan [Member] | January 15, 2021 [Member]
Disclosure of classes of share capital [line items]
Shares issued under dividend reinvestment plan | shares	37,545
Discount under dividend reinvestment plan	3.00%
Share repurchase and secondary offering [Member]
Disclosure of classes of share capital [line items]
Common shares acquired and cancelled through share repurchase | shares		12,385,717
Amount of Common shares acquired and cancelled through share repurchase		$ 174,600
Cash payment for common shares acquired and cancelled through share repurchase		129,500
Direct transfer of investments in associates and other investments for common shares acquired and cancelled through share repurchase		$ 45,100
Percentage of reduction in basic common shares outstanding		8.00%
Share repurchase and secondary offering [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | share		7,850,000
Secondary offering price | $ / shares		$ 14.10
Additional common shares issued during period | shares		1,177,500
Share repurchase and secondary offering [Member] | First tranche [Member]
Disclosure of classes of share capital [line items]
Common shares acquired and cancelled through share repurchase | shares		7,319,499
Amount of Common shares acquired and cancelled through share repurchase		$ 103,200
Share repurchase and secondary offering [Member] | Second tranche [Member]
Disclosure of classes of share capital [line items]
Common shares acquired and cancelled through share repurchase | shares		5,066,218
Amount of Common shares acquired and cancelled through share repurchase		$ 71,400